Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Product sales	€ 157,908	€ 163,253	€ 144,624
Other revenues	16,750	6,325	9,088
REVENUES	174,659	169,579	153,713
Cost of goods and services	(107,139)	(98,538)	(100,875)
Research and development expenses	(85,303)	(74,143)	(59,894)
Marketing and distribution expenses	(37,356)	(52,356)	(48,752)
General and administrative expenses	(37,322)	(42,750)	(47,799)
Gain from sale of Priority Review Voucher, net	0	90,833	0
Other income and expenses, net	10,400	20,706	21,520
OPERATING PROFIT/(LOSS)	(82,060)	13,330	(82,087)
Finance income	2,644	2,362	1,210
Finance expenses	(41,898)	(23,984)	(23,325)
Foreign exchange gain/(loss), net	7,196	(3,193)	5,574
PROFIT/(LOSS) BEFORE INCOME TAX	(114,119)	(11,486)	(98,629)
Income tax benefit/(expense)	(1,073)	(761)	(2,800)
PROFIT/(LOSS) FOR THE PERIOD	€ (115,192)	€ (12,247)	€ (101,429)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.68)	€ (0.08)	€ (0.73)
Diluted earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.68)	€ (0.08)	€ (0.73)